Cover	9 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	MIXED MARTIAL ARTS GROUP LIMITED
Entity Central Index Key	0001981519
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 1
Entity Address, Address Line Two	Suite 1
Entity Address, Address Line Three	29-33 The Corso
Entity Address, City or Town	Manly
Entity Address, Postal Zip Code	2095
City Area Code	+61
Local Phone Number	1800 151 865
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	8 The Green
Entity Address, Address Line Two	Ste R
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	(302)
Local Phone Number	288-0670
Contact Personnel Name	Wimp 2 Warrior LLC